Trade receivables - Summary of breakdown for trade receivables (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade Receivable [Line Items]
Trade receivables	€ 183,725	€ 167,003
Loss allowance	(6,512)	(6,643)
Total trade receivables	177,213	160,360
At beginning of period	(6,643)	(8,717)
Provisions	(806)	(496)
Utilizations	131	71
Releases	645	923
Disposition	0	207
Exchange differences and other	161	1,369
At end of period	(6,512)	(6,643)
EMEA
Disclosure of Trade Receivable [Line Items]
Total trade receivables	77,817	62,412
Italy
Disclosure of Trade Receivable [Line Items]
Total trade receivables	50,897	32,089
North America
Disclosure of Trade Receivable [Line Items]
Total trade receivables	24,523	18,061
United States
Disclosure of Trade Receivable [Line Items]
Total trade receivables	20,669	16,883
Latin America
Disclosure of Trade Receivable [Line Items]
Total trade receivables	5,770	4,437
APAC
Disclosure of Trade Receivable [Line Items]
Total trade receivables	69,103	75,450
Greater China Region
Disclosure of Trade Receivable [Line Items]
Total trade receivables	€ 47,924	€ 54,978